Condensed Statement Of Changes In Shareholders' Equity - USD ($)		Total	Class A Ordinary Shares [Member]	Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning Balance at Jun. 03, 2020		$ 0
Issuance of Class B ordinary shares to Sponsor	[1],[2]	25,000		$ 575	$ 24,425
Issuance of Class B ordinary shares to Sponsor, Shares	[1],[2]			5,750,000
Net loss		(5,000)				$ (5,000)
Ending balance at Jun. 30, 2020		20,000		$ 575	24,425	(5,000)
Ending balance (in shares) at Jun. 30, 2020				5,750,000
Beginning Balance at Jun. 03, 2020		0
Net loss		(59,514)
Ending balance at Sep. 30, 2020		5,000,006	$ 106	$ 575	5,058,839	(59,514)
Ending balance (in shares) at Sep. 30, 2020			1,063,381	5,750,000
Beginning Balance at Jun. 30, 2020		20,000		$ 575	24,425	(5,000)
Beginning Balance (in shares) at Jun. 30, 2020				5,750,000
Sale of 20,000,000 Units, net of underwriting discounts		188,402,369	$ 2,000		188,400,369
Sale of 20,000,000 Units, net of underwriting discounts, Shares			20,000,000
Sale of 6,000,000 Private Placement Warrants		6,000,000			6,000,000
Ordinary shares subject to possible redemption		(189,367,849)	$ (1,894)		(189,365,955)
Ordinary shares subject to possible redemption, Shares			(18,936,619)
Net loss		(54,514)				(54,514)
Ending balance at Sep. 30, 2020		$ 5,000,006	$ 106	$ 575	$ 5,058,839	$ (59,514)
Ending balance (in shares) at Sep. 30, 2020			1,063,381	5,750,000

[1]	Included an aggregate of up to 750,000 shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 5)
[2]	Includes an aggregate of up to 750,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6).